Net Loss Per Common Share	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Earnings Per Share [Text Block]
2. Net Loss Per Common Share

Basic and diluted net loss per common share is computed by dividing consolidated net loss by the weighted average number of common shares outstanding for the period.

The following potential dilutive equity securities are not included in the diluted net loss per common share calculation because they would have had an antidilutive effect:

	March 31, 2011	March 31, 2012
Stock options	259,288	2,850,358
Restricted stock	236,776	—
Preferred shares(1)	22,593,672	—
Warrants	272,304	88,240

(1)	Preferred stock is presented on an as converted basis to reflect the applicable conversion ratio of one-to-eight.

2. Net Loss Per Common Share

Basic and diluted net loss per common share is computed by dividing consolidated net loss by the weighted average number of common shares outstanding for the period. The weighted average number of common shares for all periods prior to April 30, 2010 is based on member units assuming conversion to common stock at the applicable ratios effective upon reorganization on April 30, 2010.

The following potential dilutive equity securities are not included in the diluted net loss per common share calculation because they would have had an antidilutive effect:

	December 31, 2010	December 31, 2011
Stock options	160,000	2,814,888
Restricted stock	357,816	—
Preferred shares(1)	16,531,880	—
Warrants	272,304	360,544

(1)	Preferred stock is presented on an as converted basis to reflect the applicable conversion ratio of one-to-eight.